Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2014	$ 360.8
Expected future benefit payments, 2015	362.2
Expected future benefit payments, 2016	363.7
Expected future benefit payments, 2017	365.5
Expected future benefit payments, 2018	366.2
Expected future benefit payments, 2019 - 2023	1,833.7
International Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2014	111.6
Expected future benefit payments, 2015	110.4
Expected future benefit payments, 2016	114.1
Expected future benefit payments, 2017	118.0
Expected future benefit payments, 2018	121.6
Expected future benefit payments, 2019 - 2023	660.5
Other Postretirement Benefit Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2014	22.9
Expected future benefit payments, 2015	20.8
Expected future benefit payments, 2016	20.0
Expected future benefit payments, 2017	19.1
Expected future benefit payments, 2018	18.1
Expected future benefit payments, 2019 - 2023	57.5
Gross Medicare Part D Receipts, 2014	1.9
Gross Medicare Part D Receipts, 2015	1.8
Gross Medicare Part D Receipts, 2016	1.7
Gross Medicare Part D Receipts, 2017	1.5
Gross Medicare Part D Receipts, 2018	1.4
Gross Medicare Part D Receipts, 2019 - 2023	$ 3.5